Employee benefits (Details 3) - Gratuity Benefits Of Parent [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 1,687	₨ 1,303
Employer contributions	313	348
Interest on plan assets	121	99
Re-measurements due to:
Return on plan assets excluding interest on plan assets	(1)	52
Benefits paid	(162)	(115)
Plan assets at the end of the year	₨ 1,958	₨ 1,687